Summary of Significant Accounting Policies - Schedule of Revenues by Customer Location (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues by Customer Location [Line Items]
Revenues by customer location	$ 13,386,367	$ 12,372,149
Singapore [Member]
Schedule of Revenues by Customer Location [Line Items]
Revenues by customer location	10,047,638	5,143,724
Hong Kong S.A.R. [Member]
Schedule of Revenues by Customer Location [Line Items]
Revenues by customer location	1,909,464	1,883,730
BVI [Member]
Schedule of Revenues by Customer Location [Line Items]
Revenues by customer location		3,367,004
Other Countries [Member]
Schedule of Revenues by Customer Location [Line Items]
Revenues by customer location	$ 1,429,265	$ 1,977,691